Commitments and Contingencies - Summary of Future Minimum Lease Payments for Operating Leases (Detail) - USD ($) $ in Thousands		Sep. 30, 2021	Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Operating Leases, 2021 (remaining 6 months)	[1]	$ 587	$ 2,838
Operating Leases 2022	[1]	2,381	2,295
Operating Leases 2023	[1]	2,458	2,351
Operating Leases 2024	[1]	2,537	2,221
Operating Leases 2025	[1]	1,953	2,075
Operating Leases, Total payments	[1]	9,916	11,780
Sublease Income, 2021 (remaining 6 months)		(462)	(1,746)
Sublease Income, 2022		(1,901)	(1,804)
Sublease Income, 2023		(1,964)	(1,864)
Sublease Income, 2024		(2,029)	(1,926)
Sublease Income, 2025		(1,569)	(1,483)
Sublease Income, Total payments		$ (7,925)	$ (8,823)

[1]	Future minimum lease payments include repayment of outstanding restructuring liabilities.